Note 7 - Inventories (Details) - Summary of Inventory - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary of Inventory [Abstract]
Finished goods	$ 3,080	$ 2,686
Work-in-process	1,847	1,405
Raw materials	4,735	4,551
	$ 9,662	$ 8,642